Note 1 - Organization and Nature of Operations	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization

eFuture Holding Inc. (the “Company”) is a Cayman Islands Corporation. The Company’s name was changed from “eFuture Information Technology Inc.” to “eFuture Holding Inc.” in January 2016. Its wholly owned subsidiary eFuture (Beijing) Tornado Information Technology Inc. is located in Beijing, the People’s Republic of China (the “PRC”). In August 2007, eFuture (Beijing) Tornado Information Technology Inc. was renamed as eFuture (Beijing) Royalstone Information Technology Inc. (“eFuture Beijing”). The Company is a holding company with no operations of its own. All of its operations are conducted through eFuture Beijing.

The Company acquired control over 100% of the equity interests in Beijing Changshengtiandi Ecommerce Co., Ltd. through certain nominees on January 18, 2011. Beijing Changshengtiandi Ecommerce Co., Ltd. was renamed as Beijing Weidian Internet Service Co. Ltd. (“Weidian”) in March 2014. Weidian was treated as a variable interest entity (“VIE”) for the years ended December 31, 2013, 2014 and 2015 (see note 12).

On December 20, 2012, the wholly owned subsidiary eFuture (Hainan) Royalstone Information Technology Inc. (“eFuture Hainan”) was incorporated in Hainan Province, PRC by the Company. Since its incorporation, eFuture Hainan has not generated substantial business.

The Company, its subsidiaries and VIE are collectively referred to as the “Group”.

Nature of Operations

The Group is mainly engaged in developing and selling Enterprise Resource Planning (ERP) software and providing ONE-STOP solutions for distribution, retail and logistics businesses focused on the supply chain front market for manufacturers, retailers, distributors and third party logistics, and in providing the related system integration service and technical training services. Systems integration services involve system design and system implementation through the application of the software together with certain purchased hardware from third-parties, as well as ongoing technical supporting services. Revenues are generated solely from sales to customers in China.